S-K 1602(c) Dilution	Nov. 30, 2025 USD ($) $ / shares shares
No Redemption [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (14,547)
Net Tangible Book Value, Adjusted | $	$ 222,967,753
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	31,291,667
No Redemption [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (14,547)
Net Tangible Book Value, Adjusted | $	$ 193,799,353
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	27,231,667
No Redemption [Member] | Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Amount of Dilution | $		[1]
No Redemption [Member] | Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Amount of Dilution | $		[1]
No Redemption [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Amount of Dilution | $	(8,050,000)
No Redemption [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Amount of Dilution | $	(7,000,000)
No Redemption [Member] | Overallotment Liability [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Amount of Dilution | $
No Redemption [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Amount of Dilution | $	(218,400)
No Redemption [Member] | Sale of Private Placement Warrants [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Amount of Dilution | $	231,000,000	[2]
No Redemption [Member] | Sale of Private Placement Warrants [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Amount of Dilution | $	$ 201,000,000	[2]
No Redemption [Member] | Ordinary Shares Outstanding Prior to this Offering [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	7,666,667
No Redemption [Member] | Ordinary Shares Outstanding Prior to this Offering [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	7,666,667
No Redemption [Member] | Ordinary Shares Forfeited [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares
No Redemption [Member] | Ordinary Shares Forfeited [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	(1,000,000)
No Redemption [Member] | Ordinary Shares Offered And Sale Of Private Placement Shares [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	23,000,000
No Redemption [Member] | Ordinary Shares Offered And Sale Of Private Placement Shares [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	20,000,000
No Redemption [Member] | Private Placement Shares [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	625,000
No Redemption [Member] | Private Placement Shares [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	565,000
No Redemption [Member] | Ordinary Shares Redeemed [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares
No Redemption [Member] | Ordinary Shares Redeemed [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ (0.57)
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (14,547)
Net Tangible Book Value, Adjusted | $	$ (4,732,247)
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	8,291,667
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ (0.58)
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (14,547)
Net Tangible Book Value, Adjusted | $	$ (4,200,647)
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	7,231,667
Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Amount of Dilution | $	$ (230,000,000)	[1]
Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Amount of Dilution | $	(200,000,000)	[1]
Redemption at 100 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Amount of Dilution | $	(5,750,000)
Redemption at 100 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Amount of Dilution | $	(5,000,000)
Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Amount of Dilution | $
Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Amount of Dilution | $	(218,400)
Redemption at 100 Percent of Maximum [Member] | Sale of Private Placement Warrants [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Amount of Dilution | $	231,000,000	[2]
Redemption at 100 Percent of Maximum [Member] | Sale of Private Placement Warrants [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Amount of Dilution | $	$ 201,000,000	[2]
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior to this Offering [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	7,666,667
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior to this Offering [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	7,666,667
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	(1,000,000)
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Offered And Sale Of Private Placement Shares [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	23,000,000
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Offered And Sale Of Private Placement Shares [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	20,000,000
Redemption at 100 Percent of Maximum [Member] | Private Placement Shares [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	625,000
Redemption at 100 Percent of Maximum [Member] | Private Placement Shares [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	565,000
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	(23,000,000)
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	(20,000,000)
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.50
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (14,547)
Net Tangible Book Value, Adjusted | $	$ 166,042,753
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	25,541,667
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.49
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (14,547)
Net Tangible Book Value, Adjusted | $	$ 144,299,353
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	22,231,667
Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Amount of Dilution | $	$ (57,500,000)	[1]
Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Amount of Dilution | $	(50,000,000)	[1]
Redemption at 25 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Amount of Dilution | $	(7,475,000)
Redemption at 25 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Amount of Dilution | $	(6,500,000)
Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Amount of Dilution | $
Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Amount of Dilution | $	(218,400)
Redemption at 25 Percent of Maximum [Member] | Sale of Private Placement Warrants [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Amount of Dilution | $	231,000,000	[2]
Redemption at 25 Percent of Maximum [Member] | Sale of Private Placement Warrants [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Amount of Dilution | $	$ 201,000,000	[2]
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior to this Offering [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	7,666,667
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior to this Offering [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	7,666,667
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	(1,000,000)
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Offered And Sale Of Private Placement Shares [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	23,000,000
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Offered And Sale Of Private Placement Shares [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	20,000,000
Redemption at 25 Percent of Maximum [Member] | Private Placement Shares [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	625,000
Redemption at 25 Percent of Maximum [Member] | Private Placement Shares [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	565,000
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	(5,750,000)
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	(5,000,000)
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.51
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (14,547)
Net Tangible Book Value, Adjusted | $	$ 109,117,753
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	19,791,667
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.50
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (14,547)
Net Tangible Book Value, Adjusted | $	$ 94,799,353
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	17,231,667
Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Amount of Dilution | $	$ (115,000,000)	[1]
Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Amount of Dilution | $	(100,000,000)	[1]
Redemption at 50 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Amount of Dilution | $	(6,900,000)
Redemption at 50 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Amount of Dilution | $	(6,000,000)
Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Amount of Dilution | $
Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Amount of Dilution | $	(218,400)
Redemption at 50 Percent of Maximum [Member] | Sale of Private Placement Warrants [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Amount of Dilution | $	231,000,000	[2]
Redemption at 50 Percent of Maximum [Member] | Sale of Private Placement Warrants [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Amount of Dilution | $	$ 201,000,000	[2]
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior to this Offering [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	7,666,667
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior to this Offering [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	7,666,667
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	(1,000,000)
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Offered And Sale Of Private Placement Shares [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	23,000,000
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Offered And Sale Of Private Placement Shares [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	20,000,000
Redemption at 50 Percent of Maximum [Member] | Private Placement Shares [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	625,000
Redemption at 50 Percent of Maximum [Member] | Private Placement Shares [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	565,000
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	(11,500,000)
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	(10,000,000)
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 3.72
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (14,547)
Net Tangible Book Value, Adjusted | $	$ 52,192,753
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	14,041,667
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 3.70
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (14,547)
Net Tangible Book Value, Adjusted | $	$ 45,299,353
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	12,231,667
Redemption at 75 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Amount of Dilution | $	$ (172,500,000)	[1]
Redemption at 75 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Amount of Dilution | $	(150,000,000)	[1]
Redemption at 75 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Amount of Dilution | $	(6,325,000)
Redemption at 75 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Amount of Dilution | $	(5,500,000)
Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Amount of Dilution | $
Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Amount of Dilution | $	(218,400)
Redemption at 75 Percent of Maximum [Member] | Sale of Private Placement Warrants [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Amount of Dilution | $	231,000,000	[2]
Redemption at 75 Percent of Maximum [Member] | Sale of Private Placement Warrants [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Amount of Dilution | $	$ 201,000,000	[2]
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior to this Offering [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	7,666,667
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior to this Offering [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	7,666,667
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	(1,000,000)
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Offered And Sale Of Private Placement Shares [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	23,000,000
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Offered And Sale Of Private Placement Shares [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	20,000,000
Redemption at 75 Percent of Maximum [Member] | Private Placement Shares [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	625,000
Redemption at 75 Percent of Maximum [Member] | Private Placement Shares [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	565,000
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	(17,250,000)
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	(15,000,000)
Offering Price of $10.00 [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.13
Offering Price of $10.00 [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.12
Difference between NTBV and Offering Price [Member] | Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	10.57
Difference between NTBV and Offering Price [Member] | Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	10.58
Difference between NTBV and Offering Price [Member] | Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	3.50
Difference between NTBV and Offering Price [Member] | Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	3.51
Difference between NTBV and Offering Price [Member] | Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	4.49
Difference between NTBV and Offering Price [Member] | Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	4.50
Difference between NTBV and Offering Price [Member] | Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.28
Difference between NTBV and Offering Price [Member] | Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.30

[1]	Upon the consummation of our initial business combination, the deferred underwriting commissions would be paid as follows: $0.35 per unit sold in this offering, or up to 3.5% of the gross proceeds of the offering, or up to $7,000,000 in the aggregate (or up to $8,050,000 in the aggregate if the underwriters’ over-allotment option is exercised in full) payable to BTIG, LLC for deferred underwriting commissions to be deposited in a trust account located in the United States and released to BTIG, LLC only upon the completion of an initial business combination. See also “Underwriting” for a description of compensation and other items of value payable to the underwriters.
[2]	Expenses applied against gross proceeds include offering expenses of approximately $650,000 and underwriting commissions of $0.20 per unit sold in this offering, or $4,000,000 in the aggregate (or $4,600,000 in the aggregate if the underwriters’ over-allotment option is exercised in full), payable to BTIG, LLC upon the closing of this offering. See “Use of Proceeds.”